UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SHORT-TERM BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2005



[LOGO OF USAA]
   USAA(R)

                             USAA SHORT-TERM
                                     BOND Fund

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                     COUPON                                   MARKET
   AMOUNT     SECURITY                                                          RATE              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (41.8%)

              ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
  $ 3,000     Mellon Funding Corp., Senior Notes                                4.88%            6/15/2007           $  3,046
                                                                                                                     --------
              AUTOMOBILE MANUFACTURERS (0.5%)
    2,000     DaimlerChrysler, N.A. Holding Corp., MTN                          3.45(i)          9/10/2007              1,981
                                                                                                                     --------
              BROADCASTING & CABLE TV (0.5%)
    2,000     Continental Cablevision, Inc., Senior Notes                       8.30             5/15/2006              2,086
                                                                                                                     --------
              BUILDING PRODUCTS (0.5%)
    2,000     York International Corp., Senior Notes                            6.63             8/15/2006              2,062
                                                                                                                     --------
              CASINOS & GAMING (0.5%)
    2,000     Harrah's Operating Co., Inc., Guaranteed Senior Notes             7.13             6/01/2007              2,099
                                                                                                                     --------
              CONSUMER FINANCE (4.1%)
    2,000     Ford Motor Credit Co., MTN                                        3.59(i)          7/18/2005              1,998
    2,000     Ford Motor Credit Co., Global Notes                               7.60             8/01/2005              2,014
    1,000     General Motors Acceptance Corp., MTN                              3.70(i)          5/18/2006                980
    2,000     General Motors Acceptance Corp., MTN                              4.39(i)         10/20/2005              1,996
    2,000     General Motors Acceptance Corp., Notes                            6.13             9/15/2006              1,989
    3,000     Household Finance Corp., Notes                                    5.75             1/30/2007              3,083
    2,000     MBNA Corp., MTN                                                   5.63            11/30/2007              2,058
    3,000     SLM Corp., MTN, CPI Floating Rate Note                            4.35(i)          6/01/2009              3,005
                                                                                                                     --------
                                                                                                                       17,123
                                                                                                                     --------
              DIVERSIFIED BANKS (0.6%)
    1,000     Key Bank, N.A., MTN                                               5.00             7/17/2007              1,019
    1,636     U.S. Central Credit Union, Senior Notes                           2.70             9/30/2009              1,591
                                                                                                                     --------
                                                                                                                        2,610
                                                                                                                     --------
              DIVERSIFIED CHEMICALS (1.0%)
    4,000     Union Carbide Corp., Debentures                                   6.79             6/01/2025(b)           4,020
                                                                                                                     --------
              DRUG RETAIL (0.2%)
    1,000     CVS Corp., Notes                                                  3.88            11/01/2007                990
                                                                                                                     --------
              ELECTRIC UTILITIES (7.6%)
    2,000     Alabama Power Co., Senior Notes                                   3.06(i)          8/25/2009              2,003
    2,000     Alabama Power Co., Senior Notes                                   3.50            11/15/2007              1,965
    3,450     Conectiv, Inc., Notes                                             5.30             6/01/2005              3,454
    1,250     Florida Power & Light Co., First Mortgage Bond                    6.88            12/01/2005              1,275
    2,000     Jersey Central Power & Light Co., First Mortgage MTN              6.45             5/15/2006              2,049
    2,000     Midamerican Energy Holdings Co., Senior Notes                     4.63            10/01/2007              2,004
    3,000     Monongahela Power Co., First Mortgage Bond                        5.00            10/01/2006              3,038
    2,000     New York State Electric & Gas Corp., Notes                        4.38            11/15/2007              2,007
    1,483     Oglethorpe Power Corp., Secured Series Facility Bonds             6.97             6/30/2011              1,574
      375     Pacific Gas & Electric Co., First Mortgage Bond                   3.82(i)          4/03/2006                376
    1,000     Pinnacle West Capital Corp., Senior Notes                         3.54(i)         11/01/2005              1,000
    3,000     Pinnacle West Energy Corp., Senior Notes(a)                       3.63             4/01/2007              3,000
    1,780     Power Contract Financing, Pass-Through Certificates(a)            5.20             2/01/2006              1,797
    1,000     Power Contract Financing, Senior Notes(a)                         6.26             2/01/2010              1,039
    2,000     Public Service Electric & Gas Co., First Mortgage Bond,
                Series A                                                        3.18(i)          6/23/2006              2,000

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                     COUPON                                   MARKET
   AMOUNT     SECURITY                                                          RATE              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------

  $ 1,800     Public Service Electric & Gas Co., First Mortgage Bond (INS)      6.38%            5/01/2008           $  1,907
    1,000     Teco Energy, Inc., Notes                                          6.13             5/01/2007              1,020
                                                                                                                     --------
                                                                                                                       31,508
                                                                                                                     --------
              ELECTRIC/GAS UTILITY (0.4%)
    1,620     Texas Municipal Gas Corp., Notes (INS)(a)                         2.60             7/01/2007              1,608
                                                                                                                     --------
              GAS UTILITIES (1.5%)
    3,000     Northern Natural Gas Co., Notes(a)                                6.88             5/01/2005              3,000
    3,000     Texas Eastern Transmission, LP, Senior Notes                      5.25             7/15/2007              3,057
                                                                                                                     --------
                                                                                                                        6,057
                                                                                                                     --------
              HEALTH CARE FACILITIES (0.5%)
    2,000     Columbia HCA Healthcare Corp., Notes                              6.91             6/15/2005              2,007
                                                                                                                     --------
              HOUSEHOLD APPLIANCES (0.2%)
    1,000     Stanley Works, Notes                                              3.50            11/01/2007                986
                                                                                                                     --------
              INDUSTRIAL CONGLOMERATES (1.4%)
    3,000     General Electric Capital Corp., MTN                               2.97             7/26/2006              2,972
    3,000     Tyco International Group, COP, Notes(a)                           4.44             6/15/2007              3,010
                                                                                                                     --------
                                                                                                                        5,982
                                                                                                                     --------
              INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
    2,000     Alltel Corp., Notes                                               4.66             5/17/2007              2,018
    2,000     British Telecom plc, Notes                                        7.88            12/15/2005              2,050
    2,000     Sprint Capital Corp., Notes                                       7.13             1/30/2006              2,044
                                                                                                                     --------
                                                                                                                        6,112
                                                                                                                     --------
              LIFE & HEALTH INSURANCE (1.5%)
    3,000     John Hancock Global Funding II, Notes                             5.50            12/31/2007              3,086
    3,000     Metropolitan Life Global Funding I, Notes(a)                      4.75             6/20/2007              3,045
                                                                                                                     --------
                                                                                                                        6,131
                                                                                                                     --------
              MANAGED HEALTH CARE (0.5%)
    2,000     UnitedHealth Group, Inc., Notes                                   3.38             8/15/2007              1,968
                                                                                                                     --------
              METAL & GLASS CONTAINERS (0.7%)
    3,000     Pactiv Corp., Notes                                               7.20            12/15/2005              3,059
                                                                                                                     --------
              MOVIES & ENTERTAINMENT (0.5%)
    2,000     Time Warner Companies, Inc., Notes                                8.11             8/15/2006              2,095
                                                                                                                     --------
              MULTI-LINE INSURANCE (1.7%)
    2,000     American General Finance Corp., MTN                               2.91(i)          8/16/2007              1,997
    2,000     ASIF Global Financing XVIII, Senior Notes(a)                      2.65             1/17/2006              1,985
    3,000     Hartford Financial Services Group, Inc., Notes                    2.38             6/01/2006              2,941
                                                                                                                     --------
                                                                                                                        6,923
                                                                                                                     --------
              MULTI-UTILITIES & UNREGULATED POWER (0.9%)
    1,000     Dominion Resources, Inc., Senior Notes                            4.13             2/15/2008                994
    1,000     Duke Capital Corp., LLC, Senior Notes                             4.30             5/18/2006              1,001
    1,815     Duke Energy Field Services, LLC, Notes                            7.50             8/16/2005              1,836
                                                                                                                     --------
                                                                                                                        3,831
                                                                                                                     --------
              OIL & GAS EQUIPMENT & SERVICES (1.2%)
    3,000     Cooper Cameron Corp., Senior Notes                                2.65             4/15/2007              2,904
    2,000     Halliburton Co., Senior Notes                                     4.65(i)         10/17/2005              2,013
                                                                                                                     --------
                                                                                                                        4,917
                                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                     COUPON                                   MARKET
   AMOUNT     SECURITY                                                          RATE              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
  $ 2,000     Ocean Energy, Inc., Senior Notes                                  4.38%           10/01/2007           $  1,999
    2,000     Pioneer Natural Resources Co., Senior Notes                       6.50             1/15/2008              2,078
    1,000     Southwestern Energy Co., Senior Notes                             6.70            12/01/2005              1,011
                                                                                                                     --------
                                                                                                                        5,088
                                                                                                                     --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    3,000     Citigroup, Inc., Global Notes                                     4.25             7/29/2009              2,987
    2,000     Reliastar Financial Corp., Notes                                  8.00            10/30/2006              2,117
    2,000     Textron Financial Corp., Notes                                    2.75             6/01/2006              1,962
                                                                                                                     --------
                                                                                                                        7,066
                                                                                                                     --------
              PACKAGED FOODS & MEAT (0.5%)
    1,000     Kraft Foods, Inc., Notes                                          4.00            10/01/2008                987
    1,000     Kraft Foods, Inc., Notes                                          4.13            11/12/2009                983
                                                                                                                     --------
                                                                                                                        1,970
                                                                                                                     --------
              PROPERTY & CASUALTY INSURANCE (1.8%)
    3,000     Allstate Financial Global Funding, Senior Notes(a)                7.13             9/26/2005              3,042
    1,000     Chubb Corp., Senior Notes                                         3.95             4/01/2008                988
    3,000     CNA Financial Corp., Notes                                        6.75            11/15/2006              3,097
      500     Liberty Mutual Insurance Co., Notes(a)                            8.20             5/04/2007                530
                                                                                                                     --------
                                                                                                                        7,657
                                                                                                                     --------
              REAL ESTATE INVESTMENT TRUSTS (1.6%)
    3,000     Gables Realty, LP, Senior Notes                                   5.75             7/15/2007              3,085
    1,350     Health Care Properties Investors, Inc., Subordinated Notes        6.88             6/08/2015(c)           1,354
    1,000     Nationwide Health Properties, Inc., MTN                           6.90            10/01/2037(c)           1,092
    1,000     New Plan Excel Realty Trust, Inc., Senior Notes                   5.88             6/15/2007              1,033
                                                                                                                     --------
                                                                                                                        6,564
                                                                                                                     --------
              REGIONAL BANKS (0.5%)
    1,000     Greenpoint Financial Corp., Senior Notes                          3.20             6/06/2008                967
    1,000     M&I Marshall & Ilsley Bank, Senior Notes                          4.13             9/04/2007              1,003
                                                                                                                     --------
                                                                                                                        1,970
                                                                                                                     --------
              REINSURANCE (0.5%)
    2,000     Reinsurance Group of America, Inc., Senior Notes(a)               7.25             4/01/2006              2,045
                                                                                                                     --------
              RESTAURANTS (0.5%)
    2,000     McDonald's Corp., Notes(a)                                        4.49             3/07/2006              2,014
                                                                                                                     --------
              SPECIALIZED FINANCE (1.0%)
    2,000     CIT Group, Inc., Senior Notes                                     3.10(i)         11/23/2007              2,005
    2,000     CIT Group, Inc., Global Notes                                     7.38             4/02/2007              2,116
                                                                                                                     --------
                                                                                                                        4,121
                                                                                                                     --------
              THRIFTS & MORTGAGE FINANCE (3.3%)
    3,000     Countrywide Financial Corp. MTN                                   3.29             4/11/2007              3,002
    1,500     Golden West Financial Corp., Senior Notes                         4.13             8/15/2007              1,504
    2,255     Independence Community Bank Corp., Subordinated Notes             3.75             4/01/2014              2,159
    3,000     Sovereign Bancorp, Inc., Senior Notes                             3.20(i)          8/25/2006              3,004
    2,000     Sovereign Bank Federal Savings Bank, CD                           4.00             2/01/2008              1,977
    2,000     World Savings Bank Federal Savings Bank, Notes                    4.13            12/15/2009              1,979
                                                                                                                     --------
                                                                                                                       13,625
                                                                                                                     --------
              TOBACCO (0.5%)
    2,000     Universal Corp., Notes                                            6.50             2/15/2006              2,038
                                                                                                                     --------
              Total corporate obligations (cost: $172,916)                                                            173,359
                                                                                                                     --------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                     COUPON                                   MARKET
   AMOUNT     SECURITY                                                          RATE              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
              EURODOLLAR AND YANKEE OBLIGATIONS (4.9%)(d)

              ASSET-BACKED FINANCING (0.7%)
  $ 3,000     Holmes Financing plc, Notes, Series 7, Class 2M
                 (United Kingdom)                                               3.94%(i)         7/15/2040           $  3,013
                                                                                                                     --------
              DIVERSIFIED BANKS (0.7%)
    1,000     Bayerische Landesbank, MTN (Germany)                              2.60            10/16/2006                984
    2,000     European Investment Bank, Notes (Luxembourg)                      4.00             8/30/2005              2,005
                                                                                                                     --------
                                                                                                                        2,989
                                                                                                                     --------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000     Fondo Latinoamericano, Notes (Colombia)(a)                        3.00             8/01/2006                991
                                                                                                                     --------

              ELECTRIC UTILITIES (0.3%)
    1,000     Eastern Energy Ltd., Senior Notes (Australia)(a)                  6.75            12/01/2006              1,041
                                                                                                                     --------
              FOREST PRODUCTS (0.5%)
    2,000     Nexfor, Inc., Debentures (Canada)                                 8.13             3/20/2008              2,186
                                                                                                                     --------
              INTEGRATED OIL & GAS (1.1%)
    4,235     PEMEX Finance Ltd., Notes (Mexico)                                6.55             2/15/2008              4,363
                                                                                                                     --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
    3,000     Deutsche Telekom International Finance B.V., Notes (Germany)      8.25             6/15/2005              3,017
                                                                                                                     --------
              OIL & GAS DRILLING (0.2%)
    1,000     Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)          4.06             8/01/2013                998
                                                                                                                     --------
              PROPERTY & CASUALTY INSURANCE (0.5%)
    2,000     ACE INA Holdings, Inc., Senior Notes                              8.30             8/15/2006              2,098
                                                                                                                     --------
              Total Eurodollar and Yankee obligations (cost: $20,620)                                                  20,696
                                                                                                                     --------

              ASSET-BACKED SECURITIES (18.7%)(e)

              AIRLINES (3.4%)
    1,225     America West Airlines, Inc., Pass-Through Certificates,
                 Series 1996-1, Class A, EETC                                   6.85             7/02/2009              1,218
    1,928     American Airlines, Pass-Through Certificates, Series 2002-1,
                 Class G, EETC (INS)                                            3.67(i)          9/23/2007              1,933
    3,950     Continental Airlines, Inc., Secured Notes, EETC (INS)             3.85(i)         12/06/2007              3,972
    1,698     Delta Air Lines, Inc., Pass-Through Certificates, Series
                 2003-1, Class G, EETC (INS)                                    3.91(i)          1/25/2008              1,701
              Southwest Airlines Co., Pass-Through Certificates,
      284        Series 2001-1, Class A-1, EETC                                 5.10             5/01/2006                286
    5,000        Series 2001-1, Class A-2, EETC                                 5.50            11/01/2006              5,109
                                                                                                                     --------
                                                                                                                       14,219
                                                                                                                     --------
              ASSET-BACKED FINANCING (15.3%)
              AESOP Funding II, LLC,
    1,000        Series 2004-2A, Class A1(a)                                    2.76             4/20/2008                979
    5,000        Series 2002-1, Rental Car Notes, Class A1                      3.85            10/20/2005              5,010
      146        Series 1998-1, Rental Car Notes, Class A (INS)(a)              6.14             5/20/2006                146
      858     Airport Airplanes, Pass-Through Certificates, Series 1R,
                 Class A8, EETC                                                 3.33(i)          3/15/2019                802

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                     COUPON                                   MARKET
   AMOUNT     SECURITY                                                          RATE              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
              AmeriCredit Automobile Receivables Trust, Notes,
  $ 2,000        Series 2004 AF, Class A3                                       2.18%            7/07/2008           $  1,982
    3,000        Series 2002, Class A4                                          3.55             2/12/2009              2,993
              ARG Funding Corp.,
    5,000        Series 2003-1A, Rental Car Notes, Class A2(a)                  2.54             3/20/2007              4,978
    3,000        Subordinated Bonds, Series 2003-1A, Class C2                   6.64             3/20/2007              3,035
              Aviation Capital Group Trust, Notes,
    1,106        Series 2000-1A, Class A2(a)                                    3.43(i)         11/15/2025              1,099
    4,360        Series 2003-2A, Class G1 (INS)(a)                              3.69(i)          9/20/2033              4,362
      987     Capital One Auto Finance Trust, Notes, Series 2002-C,
                 Class A3A                                                      2.65             6/15/2009                986
    2,000     Capital One Multi-Asset Execution Trust, Notes, Series
                 2003-C2, Class C2                                              4.32             4/15/2009              2,008
      955     CIT Equipment Collateral Trust, Notes, Series 2003-EF1,
                 Class B                                                        2.29             7/20/2008                943
              Diversified REIT, Notes,
    2,000        Series 1999-1A, Class A2(a)                                    6.78             3/18/2011              2,118
    3,000        Series 1999-1A, Class B(a)                                     6.78             3/18/2011              3,226
    1,000        Series 2000-1, Class B(a)                                      6.97             3/08/2010              1,068
    3,000     Drive Auto Receivables Trust, Notes, Series 2003-2,
                 Class A3 (INS)(a)                                              2.04            10/15/2007              2,975
    1,185     First Auto Receivables Group Trust, Notes, Series 2003-1,
                 Class A3                                                       1.97            12/15/2007              1,180
              Ford Credit Auto Owner Trust, Notes,
    2,000        Series 2002-B, Class B                                         5.18            10/16/2006              2,011
    3,000        Series 2002-A, Class C                                         5.43             1/15/2007              3,014
    2,000     Hertz Vehicle Financing, LLC, Notes, Series 2004-1A,
                 Class A2(a)                                                    2.38             5/25/2008              1,940
      427     Ikon Receivables Funding, LLC, Notes, Series 2003-1,
                 Class A3B                                                      2.33            12/15/2007                425
    1,693     Lease Investment Flight Trust, Series 2001-1, Class A3            3.38(i)          7/15/2016              1,600
    2,000     Massachusetts RRB Special Purpose Trust, Series 2005-1,
                 Class A1                                                        3.40            9/15/2008              1,997
    3,000     MBNA Credit Card Master Note Trust, Series 2002-C5,
                 Class C5                                                        4.05            1/15/2008              3,007
    5,000     Permanent Financing plc, Notes, Series 2A                          4.20            6/10/2005              5,008
              Rental Car Finance Corp.,
    3,000        Series 2004-1A, Class A (INS)(a)                               3.22(i)          6/25/2009              3,002
    1,774        Series 1997-1, Rental Car Notes, Class B3(a)                   6.70             9/25/2007              1,778
                                                                                                                     --------
                                                                                                                       63,672
                                                                                                                     --------
              Total asset-backed securities (cost: $78,176)                                                            77,891
                                                                                                                     --------

              U.S. GOVERNMENT AGENCY ISSUES (1.5%)

              DEBENTURES
    4,000     Fannie Mae, CPI Floating Rate Note(k)                             4.11(i)          2/17/2009              4,012
    2,000     Freddie Mac, Notes(k)                                             3.63             9/15/2006              1,997
                                                                                                                     --------
              Total U.S. government agency issues (cost: $5,996)                                                        6,009
                                                                                                                     --------

              U.S. TREASURY SECURITIES (1.5%)

    6,053     Inflation-Indexed Note(g) (cost: $6,240)                          3.38             1/15/2007              6,354
                                                                                                                     --------

              OTHER MORTGAGE SECURITIES (17.8%)(e)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (16.2%)
              Asset Securitization Corp.,
    1,870        Series 1997-D4, Class A1D                                      7.49             4/14/2029              1,972
    3,000        Series 1997-MD7, Class A2                                      7.71             1/13/2030              3,128

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                     COUPON                                   MARKET
   AMOUNT     SECURITY                                                          RATE              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
  $ 3,162     Citigroup Commercial Mortgage Trust, Series 2004-FL1,
                 Class A1(a)                                                    3.08%(i)         7/15/2018           $  3,166
      798     Commercial Mortgage Acceptance Corp., Series 1999-C1,
                 Class A1                                                       6.79             6/15/2031                824
              Commercial Mortgage Trust, Pass-Through Certificates,
    5,000        Series 2004-CNL, Class A1(a)                                   3.17(i)          9/15/2014              5,008
    5,000        Series 2004-CNL, Class B(a)                                    3.35(i)          9/15/2014              5,006
    1,000        Series 2004-RS1, Class A(a)                                    4.02             3/03/2041                997
              CS First Boston Mortgage Securities Corp.,
      664        Series 2001-CK1, Class A1                                      5.90            12/16/2035                679
      985        Series 1998-C2, Class A1                                       5.96            11/11/2030              1,001
      147        Series 1998-C1, Class A1A                                      6.26             5/17/2040                147
    1,000     G-Force, LLC, Pass-Through Certificates, Series 2005-RR,
                 Class A-1(a)                                                   4.39             8/22/2036                988
    1,786     GGP Mall Properties Trust, Series 2001, Class D-2(a)              5.89            11/15/2011              1,829
      150     GMAC Commercial Mortgage Securities, Inc., Series 1998-C2,
                 Class A1                                                       6.15             5/15/2035                150
              LB Commercial Conduit Mortgage Trust,
    3,937        Series 1998-C4, Class A1A                                      5.87            10/15/2035              3,968
    1,444        Series 1999-C1, Class A1                                       6.41             6/15/2031              1,480
    2,913     Mach One Trust, Series 2004-1A, Class A1(a)                       3.89             5/28/2040              2,880
              Morgan Stanley Dean Witter Capital I, Inc.,
   10,000        Series 1998-XL1, Class A2                                      6.45             6/03/2030             10,006
    2,604        Series 1997-XL1, Class A2                                      6.88            10/03/2030              2,655
    2,000        Series 1997-XL1, Class A3                                      6.95            10/03/2030              2,110
    1,594        Series 2000-PRIN, Class A3                                     7.36             2/23/2034              1,693
      364        Series 1996 WF1, Class A-3(a)                                  7.70            11/15/2028                368
    3,014     Nomura Asset Securities Corp., Series 1998-D6, Class A1A          6.28             3/15/2030              3,092
              Structured Asset Securities Corp.,
      379        Series 1997-LLI, Class A2                                      6.84             9/12/2006                388
    4,340        Series 1997-LLI, Class B                                       6.95             3/12/2007              4,562
    1,921     Tower Global Signal Trust I, Series 2004-1, Class A(a)            3.71             1/16/2034              1,870
              Trizechahn Office Properties Trust,
    1,485        Series 2001-TZHA, Class A2(a)                                  6.09             5/15/2016              1,549
    3,000        Series 2001-TZHA, Class D3(a)                                  6.94             3/15/2013              3,128
    2,593     Wachovia Bank Commercial Mortgage Trust, Series 2004-WL4A,
                 Class A1(a)                                                    3.08(i)         10/15/2015              2,597
                                                                                                                     --------
                                                                                                                       67,241
                                                                                                                     --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.6%)(f)
   25,018     Bear Stearns Commercial Mortgage Securities, Inc., Series
                 2004-ESA, Class X1 (acquired 6/17/2004; cost $1,000)(a,j)      1.24             5/14/2016                807
   65,000     Commercial Mortgage Trust, Pass-Through Certificates,
                 Series 2004-CNL, Class X1 (acquired 9/27/2004;
                 cost $2,057)(a,j)                                              2.29             9/15/2014              1,333
              CS First Boston Mortgage Securities Corp.,
   63,856        Series 2004-C1, Class ASP (acquired 2/26/2004 and
                 8/30/2004; cost $2,857)(a,j,m)                                 1.11             1/15/2037              2,521
    9,980        Series 2003-C3, Class ASP (acquired 6/17/2003;
                    cost $945)(a,j)                                             2.06             5/15/2038                640
    8,679     Greenwich Capital Commercial Funding Corp., Series 2002-C1,
                 Class XP (acquired 7/17/2003; cost $915)(a,j)                  1.96             1/11/2035                701
   15,170     LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class XCP
                 (acquired 5/20/2003; cost $1,000)(a,j)                         1.56             2/17/2037                635
                                                                                                                     --------
                                                                                                                        6,637
                                                                                                                     --------
              Total other mortgage securities (cost: $73,951)                                                          73,878
                                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                     COUPON                                   MARKET
   AMOUNT     SECURITY                                                          RATE              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (11.5%)

              AIRPORT/PORT (2.2%)
  $ 3,000     Chicago, IL, O'Hare International Airport RB,
                 Series 2004E (INS)                                             3.88%            1/01/2008           $  2,967
    5,125     New York and New Jersey Port Auth., Consolidated Notes,
                 Series 2004XX                                                  3.30             9/15/2007              5,038
      945     Virginia Port Auth. RB (INS)                                      2.25             7/01/2005                944
                                                                                                                     --------
                                                                                                                        8,949
                                                                                                                     --------
               APPROPRIATED DEBT (1.7%)
     7,000     Pomona, CA, Pension Obligation Refunding Bond,
                 Series 2004AJ(l)                                               3.35             7/01/2034              7,000
                                                                                                                     --------
               COMMUNITY SERVICE (0.2%)
     1,000     Educational Facilities Auth., IL, RB, Series 1998                3.90             3/01/2030(b)           1,000
                                                                                                                     --------
               ELECTRIC UTILITIES (1.0%)
               Brazos River Auth., TX, PCRB,
     2,000        Series 1994A                                                  3.00             5/01/2029(b)           2,000
     2,000        Series 1995A                                                  5.40             4/01/2030(b            2,049
                                                                                                                     --------
                                                                                                                        4,049
                                                                                                                     --------
               ELECTRIC/GAS UTILITY (1.8%)
               Energy Acquisition Corp. II, OH, RB,
     2,000        Series 2005 (INS)                                             3.87             2/15/2006              2,001
     4,000        Series 2005 (INS)                                             4.11             8/15/2006              4,004
     1,692     Pedernales Electric Cooperative, Inc., TX, First Mortgage
                  Bond, Series 2002A (INS)(a)                                   4.09            11/15/2012              1,663
                                                                                                                     --------
                                                                                                                        7,668
                                                                                                                     --------
               ENVIRONMENTAL SERVICES (1.9%)
     2,100     Granite City, IL, Solid Waste Disposal RB, Waste Management,
                  Inc. Project, Series 2002                                     5.00             5/01/2027(b)           2,100
     5,000     Gulf Coast Waste Disposal Auth. RB, Waste Management of
                  Texas, Series A                                               2.50             5/01/2028(b)           5,000
     1,000     Industrial Facilities Corp., RI, RB, Series 2004A                2.75             4/01/2016(b)             991
                                                                                                                     --------
                                                                                                                        8,091
                                                                                                                     --------
               GENERAL OBLIGATION (0.2%)
       655     Riverside County, CA, Pension Obligation RB,
                 Series 2005A (INS)                                             3.33             2/15/2006                653
                                                                                                                     --------
               HOSPITAL (0.2%)
     1,000     Medical Univ., SC, Hospital Facilities Auth. RB, Series
                  2004B (INS)                                                   3.92             2/15/2009                986
                                                                                                                     --------
               NURSING/CCRC (1.0%)
     1,100     Martin Luther King Foundation, Inc., FL, SAVRS, Notes,
                  Series 1998 (INS)(l)                                          4.74            12/01/2028              1,100
       950     Statewide Community Development Auth., CA, COP,
                  SAVRS (INS)(l)                                                4.70             5/15/2029                950
     2,100     Yellowwood Acres, Inc., IN, SAVRS, Series 1998 (INS)(l)          4.74            12/01/2028              2,100
                                                                                                                     --------
                                                                                                                        4,150
                                                                                                                     --------
               SALES TAX (0.6%)
     2,500     Sales Tax Asset Receivables Co., NY, RB, Series 2004B            3.29            10/15/2007              2,458
                                                                                                                     --------
               SPECIAL ASSESSMENT/TAX/FEE (0.5%)
     1,000     New York State Environmental Facilities Corp. RB,
                 Series 2004B (INS)                                             4.02            12/01/2009                987
     1,000     Short Pump Town Center Community Development Auth.,
                  VA, RB(a)                                                     4.85             2/01/2006                990
                                                                                                                     --------
                                                                                                                        1,977
                                                                                                                     --------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

PRINCIPAL                                                                     COUPON                                   MARKET
   AMOUNT     SECURITY                                                          RATE              MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
              TOLL ROADS (0.2%)
  $ 1,000     New Jersey Turnpike Auth. RB, Series 2003B (INS)                  2.84%            1/01/2008           $    969
                                                                                                                     --------
              Total municipal bonds (cost: $48,167)                                                                    47,950
                                                                                                                     --------

              MONEY MARKET INSTRUMENTS (2.2%)
              -------------------------------
              VARIABLE-RATE DEMAND NOTES(h)

              BUILDINGS (0.2%)
      575     Precision Aggregate I, LLC, Notes, Series 2000
                 (LOC - Sky Bank)                                               4.31             8/03/2015                575
                                                                                                                     --------
              ELECTRIC UTILITIES (0.4%)
    1,490     Sempra Energy ESOP, Series 1999 (NBGA)(a)                         3.47            11/01/2014              1,490
                                                                                                                     --------
              ENVIRONMENTAL SERVICES (0.2%)
      970     Gulf Shores, AL, Solid Waste RB, Series 2000C (LOC -
                Colonial Bancgroup, Inc.)                                       3.66            11/01/2010                970
                                                                                                                     --------
              INDUSTRIAL MACHINERY (0.2%)
      965     Florence, AL, IDB RB, Series 1999B
                 (LOC - La Salle National Bank, N.A.)                           3.39            11/01/2008                965
                                                                                                                     --------
              IT CONSULTING & OTHER SERVICES (0.2%)
      755     California Infrastructure & Economic Development RB,
                Series 2003B (LOC - Wells Fargo Bank, N.A.)                     3.21             9/01/2006                755
                                                                                                                     --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
    2,655     Reed Holdings, LLC, Notes, Series 2001 (LOC - Sky Bank)           4.31             6/01/2016              2,655
      907     Vista Funding Corp., Notes, Series 2001A (LOC - Sky Bank)         4.06             3/01/2021                907
      750     Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)                 4.06             1/01/2020                750
                                                                                                                     --------
                                                                                                                        4,312
                                                                                                                     --------

              Total money market instruments (cost: $9,067)                                                             9,067
                                                                                                                     --------

              TOTAL INVESTMENTS (COST: $415,133)                                                                     $415,204
                                                                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (in thousands)

USAA SHORT-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

            3. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

            4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of April 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2005, were $2,010,000 and $1,939,000, respectively, resulting in net unrealized appreciation of $71,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $415,612,000 at April 30, 2005, and in, total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by

10

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

             Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (c) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculations as a result of the security's call/put feature.

         (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (e) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

         (f) Interest-only commercial mortgage-backed security (IO CMBS) - represents the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (g) U.S. Treasury inflation-indexed note - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (h) Variable-rate demand note (VRDN) - provides the right to sell the security at face value on either that day or within the rate reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (i) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2005.

         (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The aggregate market value of these securities at April 30, 2005, was $6,637,000, which represented 1.6% of the Fund's net assets.

         (k) Government-sponsored enterprise (GSE) security that is supported only by the credit of the issuing agency, instrumentality, or corporation, and is neither issued nor guaranteed by the U.S. government.

                                                                              11
 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
APRIL 30, 2005 (UNAUDITED)

         (l) Periodic auction reset bond - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2005. The bond has a put feature which provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the bond.

         (m) Security was fair valued at April 30, 2005, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

               CD       Certificate of Deposit

               COP      Certificate of Participation

               CPI      Consumer Price Index

               EETC     Enhanced Equipment Trust Certificate

               ESOP     Employee Stock Ownership Plan

               IDB      Industrial Development Board

               MTN      Medium-Term Note

               PCRB     Pollution Control Revenue Bond

               RB       Revenue Bond

               REIT     Real Estate Investment Trust

               SAVRS    Select Auction Variable Rate Securities

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

               (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

               (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Capital Markets Assurance Corp., Financial Security Assurance, Inc., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

               (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

12

 N O T E S
==========----------------------------------------------------------------------

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

              DIRECTORS          Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Laura T. Starks, Ph.D.
                                 Richard A. Zucker

         ADMINISTRATOR,          USAA Investment Management Company
    INVESTMENT ADVISER,          P.O. Box 659453
           UNDERWRITER,          San Antonio, Texas 78265-9825
        AND DISTRIBUTOR

         TRANSFER AGENT          USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

              CUSTODIAN          State Street Bank and Trust Company
         AND ACCOUNTING          P.O. Box 1713
                  AGENT          Boston, Massachusetts 02105

            INDEPENDENT          Ernst & Young LLP
      REGISTERED PUBLIC          100 West Houston St., Suite 1900
        ACCOUNTING FIRM          San Antonio, Texas 78205

              TELEPHONE          Call toll free - Central time
       ASSISTANCE HOURS          Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:30 a.m. to 5 p.m.
                                 Sunday, 10:30 a.m. to 7 p.m.

         FOR ADDITIONAL          (800) 531-8181
      INFORMATION ABOUT          For account servicing, exchanges,
           MUTUAL FUNDS          or redemptions
                                 (800) 531-8448

        RECORDED MUTUAL          24-hour service (from any phone)
      FUND PRICE QUOTES          (800) 531-8066

            MUTUAL FUND          (from touch-tone phones only)
         USAA TOUCHLINE          For account balance, last transaction, fund
                                 prices, or to exchange or redeem fund shares
                                 (800) 531-8777

        INTERNET ACCESS          USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA        ----------------------------------
                                INSURANCE o MEMBER SERVICES

48482-0605                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 23, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 24, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    JUNE 24, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.